RELATED PARTIES - Narrative (Details)				6 Months Ended
	Aug. 03, 2017 USD ($)	Aug. 03, 2015	Dec. 04, 2014	Dec. 31, 2020 property shares	Jan. 04, 2021
Disclosure of transactions between related parties [line items]
Number of real estate properties sold | property				2
Limited Partner Units, $12.00/unit
Disclosure of transactions between related parties [line items]
Number of shares/units issued				2,696,841
Number of shares/units issued				2,696,841
Limited Partner Units, $12.65/unit
Disclosure of transactions between related parties [line items]
Number of shares/units issued				5,967,063
Number of shares/units issued				5,967,063
Limited Partner Units, $13.92/unit
Disclosure of transactions between related parties [line items]
Number of shares/units issued				13,392,277
Number of shares/units issued				13,392,277
Redeemable/Exchangeable Partnership Units
Disclosure of transactions between related parties [line items]
Number of shares/units issued				18,715,912
Number of shares/units issued				18,715,912
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Management fee Inflation adjustment, percent of total capitalization		0.50%
Management fee expense, minimum | $	$ 50,000,000
Brookfield Asset Management | Limited Partner Units | Major ordinary share transactions
Disclosure of transactions between related parties [line items]
Proposal to acquire LP Units, percent					100.00%
Number of shares/units issued				9,416,816
Number of shares/units issued				9,416,816
Preferred equity unit holders
Disclosure of transactions between related parties [line items]
Conversion condition, limit of market price to exchange price at maturity, percent			80.00%